Revenue - Contract Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current
Balance as of beginning	€ 106,599	€ 97,587
Additions	141,168	220,121
Reduction due to recognition of revenue	(222,724)	(303,748)
Divestment of affiliated companies		(1,069)
Reclassification from non-current to current	81,004	93,181
Translation differences and other	(1,198)	526
Balance as of end	104,849	106,599
Non-current
Balance as of beginning	156,679	155,287
Additions	69,649	94,574
Reclassification from non-current to current	(81,004)	(93,182)
Balance as of end	€ 145,324	€ 156,679